Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 10, 2021
Registrant Name	MASSMUTUAL SELECT FUNDS
Entity Central Index Key	0000916053
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 10, 2021
Document Effective Date	Aug. 10, 2021
Prospectus Date	Feb. 01, 2021
MassMutual Strategic Bond Fund | Class A
Prospectus:
Trading Symbol	MSBAX
MassMutual Strategic Bond Fund | Administrative Class
Prospectus:
Trading Symbol	MSBLX
MassMutual Strategic Bond Fund | Class R3
Prospectus:
Trading Symbol	MSBNX
MassMutual Strategic Bond Fund | Class R5
Prospectus:
Trading Symbol	MBSSX
MassMutual Strategic Bond Fund | Service Class
Prospectus:
Trading Symbol	MBSYX
MassMutual Strategic Bond Fund | Class I
Prospectus:
Trading Symbol	MSBZX
MassMutual Strategic Bond Fund | Class R4
Prospectus:
Trading Symbol	MSBRX